UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-5769
Van Kampen High Income Trust II

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)   (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen High Income Trust II
Portfolio of Investments ■ March 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 176.3%
	Aerospace & Defense 2.2%
$780	Bombardier, Inc. (Canada) (a)	6.300%	05/01/14	$553,800
395	Hexcel Corp.	6.750	02/01/15	335,750

				889,550

	Broadcasting 2.2%
335	LIN Television Corp., Ser B	6.500	05/15/13	175,875
515	Salem Communications Corp.	7.750	12/15/10	249,775
725	Univision Communications, Inc.	7.850	07/15/11	467,625

				893,275

	Cable 13.2%
785	Anixter, Inc.	10.000	03/15/14	732,012
785	Charter Communications Operating LLC (a)	10.875	09/15/14	765,375
1,510	CSC Holdings, Inc. (a)	8.625	02/15/19	1,460,925
115	DirecTV Holdings LLC	6.375	06/15/15	108,963
1,045	DirecTV Holdings LLC	7.625	05/15/16	1,029,325
780	Echostar DBS Corp.	6.375	10/01/11	754,650
340	Echostar DBS Corp.	6.625	10/01/14	305,150
145	NTL Cable PLC (United Kingdom)	8.750	04/15/14	137,750
100	NTL Cable PLC (United Kingdom)	9.125	08/15/16	93,500

				5,387,650

	Chemicals 8.9%
605	Airgas, Inc. (a)	7.125	10/01/18	582,312
740	Innophos, Inc.	8.875	08/15/14	610,500
705	Koppers, Inc.	9.875	10/15/13	648,600
505	Nalco Co.	7.750	11/15/11	499,950
750	Terra Capital, Inc.	7.000	02/01/17	693,750
834	Westlake Chemical Corp.	6.625	01/15/16	587,970

				3,623,082

Van Kampen High Income Trust II
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Consumer Products 2.4%
$635	Oxford Industrials, Inc.	8.875%	06/01/11	$466,725
740	Steinway Musical Instruments, Inc. (a)	7.000	03/01/14	495,800

				962,525

	Diversified Media 0.5%
685	Dex Media West LLC, Ser B	9.875	08/15/13	138,712
2,610	Idearc, Inc. (c)(d)	8.000	11/15/16	81,563

				220,275

	Energy 25.7%
1,500	Chesapeake Energy Corp.	9.500	02/15/15	1,466,250
230	Cimarex Energy Co.	7.125	05/01/17	186,300
565	Compagnie Generale de Geophysique, SA (France)	7.500	05/15/15	449,175
60	Forest Oil Corp.	7.250	06/15/19	47,700
275	Forest Oil Corp.	7.750	05/01/14	245,437
1,500	Frontier Oil Corp.	6.625	10/01/11	1,470,000
625	Hilcorp Energy/Finance Corp. (a)	7.750	11/01/15	459,375
430	Key Energy Services, Inc.	8.375	12/01/14	273,050
346	Kinder Morgan, Inc.	6.500	09/01/12	324,375
1,055	Massey Energy Co.	6.875	12/15/13	923,125
400	Mirant North America LLC	7.375	12/31/13	364,000
730	Newfield Exploration Co.	6.625	09/01/14	664,300
195	Newfield Exploration Co.	7.125	05/15/18	173,550
620	OPTI Canada, Inc. (Canada)	8.250	12/15/14	280,550
540	Orion Power Holdings, Inc.	12.000	05/01/10	559,575
650	Pacific Energy Partners LP	7.125	06/15/14	602,809
210	Plains Exploration & Production Co.	7.625	06/01/18	171,150
770	Plains Exploration & Production Co.	7.750	06/15/15	666,050

Van Kampen High Income Trust II
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Energy (continued)
$950	Texas Competitive Electric Holdings Co., LLC	10.250%	11/01/15	$479,750
750	Williams Cos, Inc.	7.625	07/15/19	702,461

				10,508,982

	Environmental & Facilities Services 1.3%
560	Allied Waste North America, Inc.	7.250	03/15/15	529,823

	Financial 2.4%
1,355	GMAC LLC (a)	6.875	09/15/11	963,378

	Food & Drug 3.6%
355	Axcan Intermediate Holdings, Inc.	12.750	03/01/16	332,813
1,030	Rite Aid Corp.	8.625	03/01/15	236,900
560	SUPERVALU, Inc.	7.500	05/15/12	553,000
365	SUPERVALU, Inc.	7.500	11/15/14	358,156

				1,480,869

	Food & Tobacco 7.6%
465	Constellation Brands, Inc.	7.250	05/15/17	444,075
635	Michael Foods, Inc.	8.000	11/15/13	568,325
800	Smithfield Foods, Inc., Ser B	8.000	10/15/09	800,000
1,500	Tyson Foods, Inc.	7.850	04/01/16	1,299,744

				3,112,144

	Forest Products 7.0%
1,270	Crown Americas LLC	7.625	11/15/13	1,281,113
850	Georgia-Pacific Corp. (a)	7.125	01/15/17	790,500
500	Graphic Packaging International, Inc.	9.500	08/15/13	360,000
320	P.H. Glatfelter Co.	7.125	05/01/16	274,400
395	Verso Paper Holdings LLC	9.125	08/01/14	150,100

				2,856,113

	Gaming & Leisure 8.1%
1,297	Harrah’s Operating Co., Inc. (a)	10.000	12/15/15	408,555

Van Kampen High Income Trust II
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Gaming & Leisure (continued)
$750	Host Marriott LP	6.375%	03/15/15	$558,750
1,135	Host Marriott LP, Ser J	7.125	11/01/13	922,188
860	Las Vegas Sands Corp.	6.375	02/15/15	408,500
1,535	MGM Mirage, Inc.	6.000	10/01/09	836,575
	245 MGM Mirage, Inc. (a)	13.000	11/15/13	183,750

				3,318,318

	Health Care 22.2%
490	Biomet, Inc.	11.625	10/15/17	434,875
960	Community Health Systems, Inc.	8.875	07/15/15	912,000
625	DaVita, Inc.	6.625	03/15/13	609,375
1,485	Fisher Scientific International, Inc.	6.125	07/01/15	1,476,785
665	FMC Finance III SA (Luxembourg)	6.875	07/15/17	653,362
1,290	Fresenius Medical Care Capital Trust IV	7.875	06/15/11	1,312,575
1,345	HCA, Inc.	9.125	11/15/14	1,267,662
455	Healthsouth Corp.	10.750	06/15/16	448,175
165	Invacare Corp.	9.750	02/15/15	159,638
500	Medco Health Solutions, Inc.	7.125	03/15/18	497,042
710	Omnicare, Inc.	6.875	12/15/15	639,000
750	Res-Care, Inc.	7.750	10/15/13	665,625

				9,076,114

	Housing 2.0%
1,090	Interface, Inc., Ser B	9.500	02/01/14	779,350
80	Pulte Homes, Inc.	6.375	05/15/33	49,200

				828,550

	Information Technology 4.0%
435	Expedia, Inc. (a)	8.500	07/01/16	371,925
890	Flextronics International Ltd. (Singapore)	6.500	05/15/13	796,550

Van Kampen High Income Trust II
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Information Technology (continued)
$440	Iron Mountain, Inc.	8.625%	04/01/13	$442,200

				1,610,675

	Manufacturing 6.1%
330	Baldor Electric Co.	8.625	02/15/17	263,175
1,200	Case New Holland, Inc.	7.125	03/01/14	888,000
925	JohnsonDiversey, Inc., Ser B	9.625	05/15/12	841,750
605	RBS Global, Inc. & Rexnord Corp.	9.500	08/01/14	493,075

				2,486,000

	Metals 1.9%
245	Foundation PA Coal Co.	7.250	08/01/14	223,563
130	Freeport-McMoRan Copper & Gold, Inc.	8.375	04/01/17	121,721
1,070	Novelis, Inc. (Canada)	7.250	02/15/15	433,350

				778,634

	Pipelines 2.6%
1,000	El Paso Corp.	12.000	12/12/13	1,057,500

	Retail 8.6%
1,045	Brown Shoe Co., Inc.	8.750	05/01/12	851,675
690	Eye Care Centers of America	10.750	02/15/15	631,350
1,310	Phillips-Van Heusen Corp.	7.250	02/15/11	1,267,425
790	Sally Holdings LLC/Sally Capital, Inc.	9.250	11/15/14	752,475

				3,502,925

	Services 4.7%
310	AMC Entertainment, Inc., Ser B	8.625	08/15/12	306,125
215	Aramark Services, Inc.	8.500	02/01/15	198,875
1,000	Ticketmaster Entertainment, Inc. (a)	10.750	07/28/16	685,000

Van Kampen High Income Trust II
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Services (continued)
$895	United Rentals North America, Inc.	6.500%	02/15/12	$720,475

				1,910,475

	Telecommunications 11.0%
750	Intelsat Corp. (a)	9.250	06/15/16	697,500
300	L-3 Communications Corp.	7.625	06/15/12	301,875
1,000	Nielsen Finance LLC / Nielsen Finance Co. (a)	11.625	02/01/14	906,250
955	Qwest Capital Funding, Inc.	7.250	02/15/11	916,800
750	Sprint Capital Corp.	6.900	05/01/19	532,500
815	Wind Acquisition Finance, SA (Luxembourg) (a)	10.750	12/01/15	810,925
345	Windstream Corp.	8.125	08/01/13	341,550

				4,507,400

	Transportation 3.4%
730	ArvinMeritor, Inc.	8.750	03/01/12	266,450
1,340	Ford Motor Credit Co.	7.000	10/01/13	896,784
160	KAR Holdings, Inc.	8.750	05/01/14	85,600
490	Sonic Automotive, Inc., Ser B	8.625	08/15/13	147,000

				1,395,834

	Utility 16.5%
1,275	AES Corp.	7.750	03/01/14	1,147,500
740	AES Corp. (a)	8.750	05/15/13	732,600
615	CMS Energy Corp.	6.300	02/01/12	585,068
700	CMS Energy Corp.	8.500	04/15/11	707,220
795	Dynegy Holdings, Inc.	7.750	06/01/19	520,725
425	Edison Mission Energy	7.750	06/15/16	325,125
800	Intergen NV (Netherlands) (a)	9.000	06/30/17	728,000
405	IPALCO Enterprises, Inc.	8.625	11/14/11	388,800
765	NRG Energy, Inc.	7.375	01/15/17	713,362
735	Reliant Energy, Inc.	7.875	06/15/17	584,325

Van Kampen High Income Trust II
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Utility (continued)
$315	Sierra Pacific Power Co., Ser H	6.250%	04/15/12	$318,857

				6,751,582

	Wireless Communications 6.6%
240	American Tower Corp.	7.125	10/15/12	242,400
1,425	American Tower Corp.	7.500	05/01/12	1,439,250
1,775	Nextel Communications, Inc., Ser E	6.875	10/31/13	1,020,625

				2,702,275

	Wireline 1.6%
815	Citizens Communications Co.	7.125	03/15/19	643,850

	Total Corporate Bonds 176.3%			71,997,798

Equities 0.2%
DecisionOne Corp. (5,483 Common Shares) (b)(c)(e)	0
Hosiery Corp. of America, Inc., Class A (1,000 Common Shares) (b)(c)(e)	0
Preferred Blocker, Inc. (GMAC) (287 Preferred Shares) (a)	57,158
VS Holdings, Inc. (20,207 Common Shares) (b)(c)(e)	0

Total Equities 0.2%	57,158

Total Long-Term Investments 176.5% (Cost $88,760,757)	72,054,956

Repurchase Agreements 0.4%
Banc of America Securities ($8,487 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $8,487)	8,487
Citigroup Global Markets, Inc. ($40,740 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $40,740)	40,740

Van Kampen High Income Trust II
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
Citigroup Global Markets, Inc. ($84,874 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $84,874)	$84,874
JPMorgan Chase & Co. ($25,462 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $25,462)	25,462
State Street Bank & Trust Co. ($437 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $437)	437

Total Repurchase Agreements 0.4% (Cost $160,000)	160,000

Total Investments 176.9% (Cost $88,920,757)	72,214,956

Other Assets in Excess of Liabilities 2.7%	1,118,228

Preferred Shares (including accrued distributions) (79.6%)	(32,503,407)

Net Assets Applicable to Common Shares 100.0%	$40,829,777

Percentages are calculated as a percentage of net assets applicable to common shares.

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c)	Non-income producing security.

(d)	This borrower has filed for protection in federal bankruptcy court.

(e)	Security has been deemed illiquid..

Van Kampen High Income Trust II
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of March 31, 2009 in valuing the Trust’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$-0-
Level 2 - Other Significant Observable Inputs	72,214,956
Level 3 - Significant Unobservable Inputs	-0-

Total	$72,214,956

Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not readily available, valuations are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures

Van Kampen High Income Trust II
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued
contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen High Income Trust II
By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:     May 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:     May 19, 2009

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:     May 19, 2009